T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

November 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 105.1%
ALABAMA 4.3%
Columbia Industrial Development Board, Series A, VRDN, 2.90%, 12/1/37	500	500
Mobile County IDA, Series 2024B, 4.75%, 12/1/54 (1)	100	93
Southeast Alabama Gas Supply District, Series A, 5.00%, 8/1/54 (Tender 4/1/32)	100	108
Southeast Energy Auth. A Cooperative District, Series H, 5.00%, 11/1/35 (2)	200	216
		917
ARIZONA 8.5%
Arizona Health Facilities Auth., Series C, VRDN, 2.85%, 1/1/46	500	500
Arizona IDA, Series A, 5.00%, 7/15/49	200	185
Arizona IDA, Series A, 4.00%, 7/15/30 (3)	205	204
Arizona IDA, Series A, 5.00%, 11/1/42	100	103
IDA of Phoenix Arizona, Series B, VRDN, 2.25%, 11/15/52	500	500
Salt Verde Financial, 5.00%, 12/1/37	205	222
Sierra Vista IDA, 5.00%, 6/15/64 (3)	100	88
		1,802
CALIFORNIA 4.4%
California Community Housing Agency, Series A-1, 3.00%, 8/1/56 (3)	100	68
California Municipal Fin. Auth., Series A, 5.50%, 7/1/65 (2)	140	134
California Municipal Fin. Auth., Series A-P3, 5.00%, 7/1/40 (3)	200	198
California Statewide CDA, Series C-1, 5.00%, 9/2/40 (2)	300	313
Golden State Tobacco Securitization, Series B-2, Zero Coupon, 6/1/66	2,000	215
		928
COLORADO 3.3%
Denver City & County Airport System Revenue, Series A, 5.00%, 12/1/37 (1)	100	103
Denver Convention Center Hotel Auth., 5.00%, 12/1/36	100	101
University of Colorado Hospital Auth., Series B, VRDN, 2.85%, 11/15/35	500	500
		704
DISTRICT OF COLUMBIA 1.4%
District of Columbia, Series A, 5.00%, 7/1/42	100	100
District of Columbia, Series A, 5.00%, 7/1/42	200	201
		301
FLORIDA 3.3%
Firethorn Community Dev. District, 5.60%, 5/1/55	100	100
Hillsborough County IDA, Series D, VRDN, 3.00%, 11/15/42	500	500
New Port Corners Community Dev. District, 5.50%, 6/15/55 (3)	100	100
		700
GEORGIA 1.5%
George L Smith II Congress Center Auth., Series A, 4.00%, 1/1/54	145	122
Savannah Hospital Auth., Series A, 4.00%, 7/1/36	200	200
		322

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
ILLINOIS 2.8%
Chicago O'Hare International Airport, Series A, 5.50%, 1/1/59 (1)	100	104
Illinois Fin. Auth., Series A, 5.625%, 8/1/53 (3)	100	102
Illinois Fin. Auth., Series B, VRDN, 2.80%, 7/15/55	400	400
		606
INDIANA 2.3%
Indiana Fin. Auth., VRDN, 2.75%, 10/1/40	500	500
		500
IOWA 3.3%
Iowa Fin. Auth., Series B-1, VRDN, 2.85%, 2/15/39	500	500
Iowa Tobacco Settlement Auth., Series A2, 4.00%, 6/1/39	200	196
		696
KANSAS 0.5%
Manhattan, Series A, 5.50%, 6/1/60 (2)	100	100
		100
KENTUCKY 1.5%
Kentucky Economic DFA, Series A, 5.00%, 6/1/45	220	220
Kentucky Public Energy Auth., Series A, 5.00%, 5/1/55	100	106
		326
MARYLAND 10.2%
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (1)	450	449
Maryland HHEFA, 4.00%, 7/1/45	150	137
Maryland HHEFA, Series B, 4.00%, 1/1/51	100	85
Maryland HHEFA, Series B, VRDN, 2.80%, 6/1/46	500	500
Montgomery County, Series E, GO, VRDN, 2.70%, 11/1/37	500	500
Washington Suburban Sanitary Commission, Series A, BAN, VRDN, 2.85%, 6/1/27	500	500
		2,171
MICHIGAN 0.5%
Grand Rapids Economic Dev., Series A, 6.125%, 11/1/60 (2)	100	100
		100
MISSOURI 4.7%
HEFA of Missouri, Series B, VRDN, 2.70%, 3/1/40	500	500
HEFA of Missouri, Series B-2, VRDN, 2.80%, 10/1/35	500	500
		1,000
NEW HAMPSHIRE 0.6%
New Hampshire Business Fin. Auth., Series 2, 4.25%, 7/20/41	98	98
New Hampshire Business Fin. Auth., Series A, 5.625%, 7/1/46 (3)	25	25
		123
NEW JERSEY 2.0%
New Jersey Economic Dev. Auth., 5.125%, 1/1/34 (1)	200	201

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44	35	33
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46	200	194
		428
NEW YORK 11.4%
Genesee County Funding, Series A, 5.50%, 12/1/55 (2)	100	105
New York City, Series A-4, GO, VRDN, 2.90%, 8/1/44	500	500
New York City Municipal Water Fin. Auth., Series CC, VRDN, 2.85%, 6/15/53	500	500
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series B, 5.00%, 5/1/51	200	208
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series D-1, 5.50%, 11/1/45	200	215
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series E-1, 3.625%, 2/1/42	200	185
New York State Dormitory Auth., 5.00%, 12/1/31 (3)	200	202
New York Transportation Dev., 5.25%, 8/1/31 (1)	200	207
New York Transportation Dev., 5.00%, 10/1/40 (1)	100	101
New York Transportation Dev., 6.00%, 6/30/59 (1)	200	213
		2,436
OHIO 10.3%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, 5.00%, 6/1/55	400	337
Columbus-Franklin County Fin. Auth., Series A, 6.05%, 1/1/46 (2)(3)	100	100
Cuyahoga County, 5.00%, 2/15/37	200	201
Ohio, Series A, VRDN, 2.85%, 1/15/46	500	500
Ohio Air Quality Dev. Auth., 4.25%, 1/15/38 (1)(3)	200	200
Ohio Air Quality Dev. Auth., 5.00%, 7/1/49 (1)(3)	100	91
Ohio Higher Educational Facility Commission, VRDN, 2.85%, 1/1/43	500	500
Summit County DFA, 6.00%, 12/1/58	250	266
		2,195
PENNSYLVANIA 8.2%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/33	100	108
Allentown Neighborhood Improvement Zone Dev. Auth., City Center Project, 5.375%, 5/1/42 (3)	100	101
Berks County Municipal Auth., Series A-3, 5.00%, 6/30/39	222	200
Butler County Hospital Auth., 5.00%, 7/1/35	55	55
Pennsylvania Economic Dev. Fin. Auth., Bridges Finco Project, 4.125%, 12/31/38 (1)	200	193
Pennsylvania Higher Educational Facilities Auth., Series D-2, VRDN, 2.85%, 11/1/61	500	500
Philadelphia Auth. for Industrial Dev., 5.00%, 11/1/47	100	98
Philadelphia Auth. for Industrial Dev., Series B-2, VRDN, 2.85%, 7/1/54	500	500
		1,755
PUERTO RICO 3.1%
Puerto Rico Commonwealth, GO, VR, 11/1/51 (4)	418	273
Puerto Rico Commonwealth, GO, VR, 11/1/51 (4)	39	22
Puerto Rico Electric Power Auth., Series A, 4.80%, 7/1/29 (5)	75	50
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/28 (5)	25	17
Puerto Rico Electric Power Auth., Series DDD, 5.00%, 7/1/25 (5)	15	10

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 4.20%, 7/1/19 (5)	25	17
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/19 (5)	20	13
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (5)	15	10
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (5)	10	7
Puerto Rico Electric Power Auth., Series ZZ, 4.50%, 7/1/23 (5)	20	13
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (5)	20	13
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%, 7/1/53	21	20
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34	100	100
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/46	269	91
		656
SOUTH CAROLINA 1.4%
Medical University Hospital Auth., 5.25%, 5/15/46 (2)	200	208
South Carolina Jobs-Economic Dev. Auth., 5.375%, 4/1/56 (2)	100	100
		308
TEXAS 5.8%
Arlington Higher Education Fin., 5.75%, 6/15/55 (3)	100	101
Gulf Coast IDA, VRDN, 2.85%, 11/1/41	500	500
Harris County Cultural Education Facilities Fin., 5.00%, 12/1/45	160	160
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49	100	93
Houston Airport System Revenue, Series A, 4.00%, 7/1/41 (1)	100	91
Port Beaumont Navigation District, Series A, 3.625%, 1/1/35 (3)	100	93
Texas Private Activity Bond Surface Transportation, 5.00%, 6/30/58 (1)	200	195
		1,233
UTAH 0.5%
Salt Lake City Airport Revenue, Series A, 5.25%, 7/1/53 (1)	100	103
		103
VIRGINIA 3.3%
Hanover County Economic Dev. Auth., 5.00%, 7/1/51	75	71
Tobacco Settlement Fin., Series B1, 5.00%, 6/1/47	200	166
Virginia Small Business Fin. Auth., Transform Project, 5.00%, 12/31/47 (1)	100	98
Virginia Small Business Fin. Auth., Transform Project, 5.00%, 12/31/56 (1)	380	365
		700
WISCONSIN 6.0%
PFA, Series A, 5.00%, 6/1/37 (3)	150	152
PFA, Series A, 5.00%, 6/1/52 (3)	30	27
PFA, Series B, VRDN, 2.75%, 10/1/55	500	500
PFA, Series C, 4.30%, 11/1/30 (1)	100	100

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
University of Wisconsin Hospitals & Clinics, Series B, VRDN, 2.85%, 4/1/48	500	500
		1,279
Total Municipal Securities (Cost $22,360)		22,389
Total Investments 105.1% of Net Assets (Cost $22,360)		$22,389
Other Assets Less Liabilities (5.1%)		(1,086)
Net Assets 100.0%		$21,303

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax.
(2)	When-issued security.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,852 and represents 8.7% of net assets.
(4)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(5)	Obligor has failed to make a scheduled interest and/or principal payment or is in default.
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
DFA	Development Finance Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The High Income Municipal ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On November 30, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1254-054Q3
11/25